Summary of significant accounting policies - Earnout liability (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Summary of significant accounting policies
Advertising costs	$ 1.6	$ 0.7
Method used to estimate fair value of award under share-based payment	The estimated fair value of the contingent earnout liability is determined using a Monte Carlo simulation using a distribution of potential outcomes on a monthly basis over the Earnout Period (as defined in Note 18), prioritizing the most reliable information available.
Research and Development Costs	$ 2.0	1.2
Employer contributions		$ 0.2
Number of operating segments | item	1